Shareholder Report, Holdings (Details)	May 31, 2024
C000215377 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215377 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215377 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215377 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215377 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215377 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215373 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215373 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215373 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215373 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215373 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215373 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215373 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215373 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215373 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215373 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215373 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215373 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215373 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215373 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215373 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215374 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215374 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215374 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215374 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215374 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215374 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215374 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215374 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215374 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215374 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215374 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215374 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215374 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215374 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215374 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215381 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215381 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215381 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215381 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215381 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215381 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215381 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215381 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215378 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215378 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215378 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215378 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215378 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215378 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215380 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215380 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215380 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215380 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000215380 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215380 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000215380 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215380 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215380 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215380 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215380 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215380 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215380 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215380 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215380 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215405 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215405 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215405 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215405 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215405 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215405 | Shift4 Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215405 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215405 | NextEra Energy Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215405 | SPIE SA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215405 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215405 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000215405 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215405 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215405 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215405 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215405 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215405 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215405 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215405 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215405 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215405 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215405 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000215405 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000215405 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215404 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215404 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215404 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215404 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215404 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215404 | Shift4 Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215404 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215404 | NextEra Energy Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215404 | SPIE SA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215404 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000215404 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215404 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215404 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215404 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215404 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215404 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215404 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215404 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215404 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215404 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000215404 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000215404 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215403 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215403 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215403 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215403 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215403 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215403 | Shift4 Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215403 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215403 | NextEra Energy Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215403 | SPIE SA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215403 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215403 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000215403 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215403 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215403 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215403 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215403 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215403 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215403 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215403 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215403 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215403 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215403 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000215403 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000215403 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215400 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215400 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215400 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215400 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215400 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215400 | Shift4 Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215400 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215400 | NextEra Energy Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215400 | SPIE SA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215400 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215400 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215400 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000215400 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215400 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215400 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215400 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215400 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215400 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215400 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215400 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215400 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215400 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215400 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000215400 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000215400 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215401 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215401 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215401 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215401 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215401 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215401 | Shift4 Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215401 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215401 | NextEra Energy Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215401 | SPIE SA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215401 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215401 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215401 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000215401 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215401 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215401 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215401 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215401 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215401 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215401 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215401 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215401 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215401 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215401 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000215401 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000215401 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000055103 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055103 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055103 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055103 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055103 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055103 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055103 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055103 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055103 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055103 | McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000055103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000055103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000055103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000055103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055103 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055103 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055103 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000055103 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000055103 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000055103 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055105 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055105 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055105 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055105 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055105 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055105 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055105 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055105 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055105 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055105 | McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000055105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000055105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000055105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000055105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055105 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055105 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000055105 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000055105 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000055105 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055106 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055106 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055106 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055106 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055106 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055106 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055106 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055106 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055106 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055106 | McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000055106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000055106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000055106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000055106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055106 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000055106 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000055106 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000055106 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103066 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000103066 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000103066 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103066 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103066 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103066 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103066 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103066 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103066 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103066 | McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103066 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000103066 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000103066 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000103066 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000103066 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000103066 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000103066 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103066 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000103066 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000103066 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103066 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103066 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000103066 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000103066 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000103066 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122002 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122002 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122002 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122002 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122002 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122002 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122002 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122002 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122002 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122002 | McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000122002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000122002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000122002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000122002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122002 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122002 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000122002 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000122002 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000122002 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078999 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078999 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078999 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078999 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078999 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078999 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078999 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078999 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078999 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078999 | McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000078999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000078999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000078999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000078999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000078999 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000078999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000078999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078999 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078999 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000078999 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000078999 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000078999 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022956 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022956 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022956 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022956 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022956 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022956 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022956 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022956 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022956 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022956 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000022956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022956 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022956 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022956 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022956 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022956 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022956 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022956 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000022958 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022958 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022958 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022958 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022958 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022958 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022958 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022958 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022958 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022958 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000022958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022958 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022958 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022958 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022958 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022958 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022958 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000022959 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022959 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022959 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022959 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022959 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022959 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022959 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022959 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022959 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022959 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022959 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000022959 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022959 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022959 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022959 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022959 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022959 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022959 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022959 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022959 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022959 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022959 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022959 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022959 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000144636 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000144636 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144636 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144636 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000144636 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144636 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000144636 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144636 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144636 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144636 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144636 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000144636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144636 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144636 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000144636 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000144636 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144636 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000144636 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000144636 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144636 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144636 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144636 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144636 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144636 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000156671 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000156671 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156671 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156671 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000156671 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156671 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156671 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156671 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156671 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156671 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000156671 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156671 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156671 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000156671 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000156671 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000156671 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156671 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156671 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156671 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156671 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156671 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000081603 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000081603 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081603 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000081603 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000081603 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000081603 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000081603 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081603 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081603 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081603 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000081603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000081603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000081603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000081603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000081603 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081603 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081603 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081603 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081603 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081603 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081603 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000215383 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215383 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215383 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | RPM International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | AECOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215383 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215383 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215383 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000215383 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000215383 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215383 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000215383 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215383 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215383 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215383 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215383 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215383 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215383 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215383 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215383 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215383 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000215383 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215384 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215384 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215384 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | RPM International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | AECOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215384 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000215384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000215384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000215384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215384 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215384 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215384 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215384 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215384 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000215384 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215385 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215385 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215385 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | RPM International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | AECOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215385 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000215385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000215385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000215385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215385 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215385 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215385 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215385 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215385 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215385 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000215385 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215388 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215388 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215388 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | RPM International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | AECOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215388 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215388 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000215388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000215388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000215388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215388 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215388 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215388 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215388 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215388 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215388 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215388 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215388 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000215388 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215382 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215382 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215382 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | RPM International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | AECOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215382 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215382 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215382 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000215382 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000215382 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215382 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000215382 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215382 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215382 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215382 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215382 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215382 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215382 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215382 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000215382 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022966 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022966 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022966 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022966 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022966 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022966 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022966 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022966 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022966 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022966 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000022966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022966 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022966 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022966 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022966 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000022968 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022968 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022968 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022968 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022968 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022968 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022968 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022968 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022968 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022968 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000022968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022968 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022968 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022968 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022968 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000022969 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022969 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022969 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022969 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022969 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022969 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022969 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022969 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022969 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022969 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000022969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022969 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022969 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022969 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022969 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000103065 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103065 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103065 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103065 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103065 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103065 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103065 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103065 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103065 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103065 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103065 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000103065 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000103065 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000103065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000103065 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000103065 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000103065 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103065 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103065 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103065 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103065 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103065 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000103065 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000103065 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103065 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000122001 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122001 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122001 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122001 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122001 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122001 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122001 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122001 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122001 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122001 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122001 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000122001 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000122001 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000122001 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000122001 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000122001 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122001 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122001 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122001 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122001 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122001 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000122001 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000122001 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122001 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000078998 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078998 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078998 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078998 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078998 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078998 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078998 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078998 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078998 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078998 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000078998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000078998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000078998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000078998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000078998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000078998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078998 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078998 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078998 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078998 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000105101 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | Packaging Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | National Retail Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | Hartford Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | BorgWarner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000105101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000105101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000105101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000105101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000105101 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105101 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105101 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105101 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105101 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000105101 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238235 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238235 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238235 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238235 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238235 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238235 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238235 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000238235 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238235 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000238235 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000238235 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000238235 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000238235 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238235 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238235 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238235 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238235 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238235 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238235 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000238235 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238236 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238236 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238236 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238236 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238236 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238236 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238236 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000238236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000238236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000238236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000238236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000238236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238236 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238236 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238236 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238236 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238236 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238236 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000238236 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234687 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234687 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234687 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234687 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234687 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234687 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234687 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000234687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000234687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000234687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000234687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234687 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234687 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234687 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234687 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234687 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234687 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000234687 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238233 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238233 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238233 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238233 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238233 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238233 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238233 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000238233 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238233 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000238233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000238233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000238233 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000238233 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238233 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238233 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238233 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238233 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238233 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238233 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000238233 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234688 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234688 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234688 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234688 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234688 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234688 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234688 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000234688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000234688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000234688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000234688 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234688 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234688 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234688 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234688 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234688 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234688 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234688 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000234688 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238237 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238237 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238237 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238237 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238237 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238237 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238237 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | Skyline Champion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000238237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000238237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000238237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000238237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000238237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238237 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238237 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238237 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238237 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238237 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238237 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000238237 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | Avista Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215396 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215396 | First BanCorp/Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215396 | Excelerate Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215396 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215396 | Box, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215396 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215396 | Mueller Water Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | QIAGEN N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000215396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000215396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215396 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215396 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215396 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215396 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215396 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215396 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215395 | Avista Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215395 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215395 | First BanCorp/Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215395 | Excelerate Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215395 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215395 | Box, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215395 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215395 | Mueller Water Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | QIAGEN N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000215395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000215395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215395 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215395 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215395 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215395 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215395 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215395 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215395 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215394 | Avista Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215394 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215394 | First BanCorp/Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215394 | Excelerate Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215394 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215394 | Box, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215394 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215394 | Mueller Water Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | QIAGEN N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000215394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000215394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215394 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215394 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215394 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215394 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215394 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215394 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215391 | Avista Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215391 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215391 | First BanCorp/Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215391 | Excelerate Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215391 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215391 | Box, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215391 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215391 | Mueller Water Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | QIAGEN N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000215391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000215391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215391 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215391 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215391 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215391 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215391 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215391 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215397 | Avista Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215397 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215397 | First BanCorp/Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215397 | Excelerate Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215397 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215397 | Box, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215397 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215397 | Mueller Water Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | QIAGEN N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000215397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000215397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215397 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215397 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215397 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215397 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215397 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215397 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215397 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215397 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215397 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215390 | Avista Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215390 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215390 | First BanCorp/Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215390 | Excelerate Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215390 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215390 | Box, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215390 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215390 | Mueller Water Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | QIAGEN N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000215390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000215390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215390 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215390 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215390 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215390 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000215390 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215390 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215390 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175116 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175116 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175116 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175116 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175116 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175116 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175116 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175116 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175116 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175116 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175116 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175116 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000175116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000175116 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000175116 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175116 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000175116 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175116 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175116 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000175116 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175116 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175116 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000175116 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000175116 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000175116 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000175116 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175117 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175117 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175117 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175117 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175117 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175117 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175117 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175117 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175117 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175117 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175117 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000175117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000175117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000175117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175117 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000175117 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175117 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000175117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175117 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000175117 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000175117 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000175117 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000175117 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175118 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175118 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175118 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175118 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175118 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175118 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175118 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175118 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175118 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175118 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175118 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175118 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000175118 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000175118 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000175118 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175118 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000175118 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175118 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175118 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000175118 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175118 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175118 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000175118 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000175118 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000175118 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000175118 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242977 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242977 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242977 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242977 | Packaging Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | National Retail Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | Hartford Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | BorgWarner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000242977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000242977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000242977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242977 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242977 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242977 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242977 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000242977 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242977 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%